Document And Entity Information	6 Months Ended
Jun. 30, 2024
Document Information Line Items
Entity Central Index Key	0001611747
Amendment Description	AMENDMENT NO. 1
Document Type	F-1/A
Entity Registrant Name	Scinai Immunotherapeutics Ltd.
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	Jerusalem BioPark
Entity Address, Address Line Two	2nd Floor
Entity Address, Address Line Three	Hadassah Ein Kerem Campus
Entity Address, City or Town	Jerusalem
Entity Address, Country	IL
City Area Code	+972
Local Phone Number	8-930-2529
Entity Emerging Growth Company	false
Amendment Flag	true
Entity Address, Postal Zip Code	00000
Business Contact
Document Information Line Items
Entity Address, Address Line One	850 Library Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
City Area Code	+1 (302)
Local Phone Number	738-6680
Contact Personnel Name	Puglisi& Associates
Entity Address, State or Province	DE